Net loss per share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (148,839)	$ (142,096)	$ (142,094)
Net loss attributable to ordinary shareholders - basic	(148,839)	(142,096)	(142,094)
Net loss attributable to ordinary shareholders - diluted	$ (148,839)	$ (142,096)	$ (142,094)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	94,993,400	72,084,078	51,558,075
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	94,993,400	72,084,078	51,558,075
Earnings Per Share
Earnings per share, basic (in usd per share)	$ (1.57)	$ (1.97)	$ (2.76)
Earnings per share, diluted (in usd per share)	$ (1.57)	$ (1.97)	$ (2.76)